COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS OF OPERATING LEASE LIABILITY
Year ended December 31, 2021	15,732
Total minimum lease payments	$15,372

Year ended December 31, 2021	15,732
Total minimum lease payments	$15,372